H&N ACQUISITION (10-Q)	9 Months Ended
Sep. 30, 2013
H&N ACQUISITION [Abstract]
H&N ACQUISITION
NOTE 17. H&N ACQUISITION

In September 2013, we entered into an agreement to purchase all of the outstanding capital stock of H&N Distribution, Inc. (H&N), H&N blends and manufactures functional foods and also distributes food ingredients and products. We agreed to pay $2.0 million in cash and issue between 187,500 and 237,500 shares of our common stock. The number of shares issued will depend on H&N’s adjusted earnings before interest, taxes, depreciation and amortization, as defined in the agreement. Closing of the transaction must occur no later than March 31, 2014, and is subject to certain conditions including, but not limited to, the results of our due diligence and a successful equity fund raising of at least $7.5 million. We also entered into an employment agreement with the chief executive officer of H&N which will be effective upon closing of the acquisition and terminate December 31, 2018. Under the employment agreement the founder will receive an annual base salary of $0.2 million and be eligible for a bonus of up to $0.3 million per year.